CONSOLIDATED STATEMENTS OF BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	49,000,000,000	49,000,000,000
Common Stock, Shares, Issued	6,900,000	5,500,000
Common Stock, Shares, Outstanding	6,900,000	5,500,000
Preferred Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	1,000,000,000	1,000,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0